Depreciation and amortization (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation and amortisation expense [abstract]
Depreciation of property and equipment (See Note 10.1)	$ 79,752,750	$ 70,985,296	$ 59,220,318
Amortization of intangible assets (See Note 11)	21,431,224	24,843,024	10,677,437
Amortization of rights to use leased real estate (See Note 10.1)	6,427,856	5,345,168	6,880,790
Depreciation of investment properties (See note 10.2)	3,487,869	3,541,684	3,073,720
Loss from sale or impairment of property and equipment (See Note 10.1)	35,293	0	2,283,500
Depreciation of other assets	3,357	12,436	14,047
TOTAL	$ 111,138,349	$ 104,727,608	$ 82,149,812